UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21882
Oppenheimer Rochester North Carolina Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2010

Item 1. Reports to Stockholders.
MANAGEMENT COMMENTARIES
     An Interview with Your Fund’s Portfolio Managers
SEMIANNUAL REPORT
     Listing of Top Holdings
     Listing of Investments
     Financial Statements
“Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.”
—Dan Loughran, Senior Vice President, Senior Portfolio Manager
and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Health Care	11.5%
Higher Education	10.2
Sales Tax Revenue	9.9
Tobacco—Master Settlement Agreement	8.5
Adult Living Facilities	7.0
General Obligation	6.4
Sewer Utilities	5.7
Electric Utilities	5.0
Marine/Aviation Facilities	5.0
Airlines	4.5
Portfolio holdings are subject to change. Percentages are as of September 30, 2010, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	3.9%
AA	28.6
A	11.3
BBB	35.1
BB and Lower	7.0
Unrated	14.1

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. Please consult the Fund’s Prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester North Carolina Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FUND EXPENSE
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
15 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2010	September 30, 2010	September 30, 2010

Actual
Class A	$1,000.00	$1,085.80	$5.35
Class B	1,000.00	1,081.80	9.28
Class C	1,000.00	1,081.80	9.28

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.95	5.18
Class B	1,000.00	1,016.19	8.99
Class C	1,000.00	1,016.19	8.99
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.02%
Class B	1.77
Class C	1.77
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—115.2%
North Carolina—54.6%
$1,500,000	Albermarle, NC Hospital Authority	5.250%	10/01/2038	$1,215,420
140,000	Asheville, NC Hsg. Authority (Woodridge Apartments)	5.750	11/20/2029	140,115
10,000	Asheville, NC Hsg. Authority (Woodridge Apartments)	5.800	11/20/2039	10,007
1,000,000	Buncombe County, NC (Woodfin Downtown Corridor Devel.)	7.250	08/01/2034	929,040
645,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	5.600	07/01/2027	546,521
2,300,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)	7.750	02/01/2028	2,303,197
250,000	Columbus County, NC IF&PCFA (International Paper Company)	5.700	05/01/2034	262,798
60,000	Columbus County, NC IF&PCFA (International Paper Company)	5.850	12/01/2020	60,040
100,000	Columbus County, NC IF&PCFA (International Paper Company)	6.250	11/01/2033	107,987
2,180,000	Durham, NC Hsg. Authority (Naples Terrace Apartments)	5.700	06/01/2033	2,194,323
110,000	Halifax County, NC IF&PCFA (Champion International Corp.)	5.450	11/01/2033	110,001
90,000	Halifax County, NC IF&PCFA (International Paper Company)	5.900	09/01/2025	91,427
2,400,000	Haywood County, NC IF&PCFA (International Paper Company)	4.450	03/01/2024	2,278,752
15,000	Mint Hill, NC Sanitation District	5.250	06/01/2020	15,348
1,000,000	NC Capital Facilities Finance Agency (Brevard College Corp.)	5.000	10/01/2026	887,670
5,000	NC Capital Facilities Finance Agency (Duke University)	5.125	10/01/2041	5,161
20,000	NC Capital Facilities Finance Agency (Johnson & Wales University)	5.000	04/01/2019	20,627
1,655,000	NC Capital Facilities Finance Agency (Meredith College)	6.000	06/01/2031	1,729,210
1,500,000	NC Capital Facilities Finance Agency (Meredith College)	6.125	06/01/2035	1,560,735
10,000	NC Eastern Municipal Power Agency	5.125	01/01/2012	10,033
25,000	NC Eastern Municipal Power Agency	6.500	01/01/2018	31,125
125,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2017	125,381
50,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2017	50,123
70,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	70,125
115,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	115,351
205,000	NC Eastern Municipal Power Agency, Series B	5.500	01/01/2021	205,365
10,000	NC Eastern Municipal Power Agency, Series B	6.250	01/01/2023	10,035
5,000	NC Educational Facilities Finance Agency (Davidson College)	5.100	12/01/2012	5,017
680,000	NC Educational Facilities Finance Agency (St. Augustine’s College)	5.250	10/01/2018	641,362
17 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$1,400,000	NC Educational Facilities Finance Agency (St. Augustine’s College)	5.250%	10/01/2028	$1,153,908
80,000	NC HFA	5.625	07/01/2030	80,054
210,000	NC HFA	5.750	03/01/2017	219,398
25,000	NC HFA	6.000	01/01/2016	25,046
175,000	NC HFA	6.000	07/01/2016	175,319
20,000	NC HFA (Home Ownership)	5.100	07/01/2017	20,030
50,000	NC HFA (Home Ownership)	5.150	01/01/2019	50,046
5,000	NC HFA (Home Ownership)	5.200	01/01/2020	5,004
65,000	NC HFA (Home Ownership)	5.200	07/01/2026	65,031
15,000	NC HFA (Home Ownership)	5.250	07/01/2011	15,038
115,000	NC HFA (Home Ownership)	5.250	07/01/2026	115,060
10,000	NC HFA (Home Ownership)	5.250	07/01/2034	10,146
8,000,000	NC HFA (Home Ownership)[1]	5.250	01/01/2039	8,107,520
5,000	NC HFA (Home Ownership)	5.375	01/01/2029	5,003
100,000	NC HFA (Home Ownership)	5.375	01/01/2029	100,571
50,000	NC HFA (Home Ownership)	5.400	07/01/2032	50,023
15,000	NC HFA (Home Ownership)	6.150	01/01/2020	15,024
310,000	NC HFA (Home Ownership)	6.200	01/01/2029	310,366
10,000	NC HFA (Single Family)	5.350	09/01/2028	10,008
5,000	NC HFA (Single Family)	5.600	09/01/2019	5,204
25,000	NC HFA (Single Family)	5.700	09/01/2026	25,921
40,000	NC HFA (Single Family)	5.850	09/01/2028	40,036
25,000	NC HFA (Single Family)	5.950	09/01/2017	25,053
10,000	NC HFA (Single Family)	6.125	03/01/2018	10,503
10,000	NC HFA (Single Family)	6.150	03/01/2017	10,018
35,000	NC HFA (Single Family)	6.200	03/01/2018	35,062
15,000	NC HFA (Single Family)	6.250	03/01/2017	15,035
120,000	NC HFA (Single Family)	6.250	09/01/2027	127,987
10,000	NC HFA (Single Family)	6.250	03/01/2028	10,227
1,710,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)	5.800	10/01/2034	1,748,646
30,000	NC Medical Care Commission (Baptist Retirement)	6.300	10/01/2021	29,976
1,500,000	NC Medical Care Commission (Blue Ridge Healthcare)[2]	5.000	01/01/2036	1,509,825
5,000	NC Medical Care Commission (Carolina Medicorp)	5.250	05/01/2026	5,005
2,000,000	NC Medical Care Commission (Caromont Health)	4.625	02/15/2035	2,017,780
25,000	NC Medical Care Commission (Chatham Hospital)	5.250	08/01/2026	26,099
15,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)	5.000	11/01/2023	14,968
18 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$380,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)	6.125%	11/01/2038	$388,596
8,000,000	NC Medical Care Commission (Duke University Health System)[1]	5.000	06/01/2042	8,383,520
1,520,000	NC Medical Care Commission (Galloway Ridge)[2]	6.000	01/01/2039	1,515,592
25,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.500	10/01/2031	24,126
270,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)	5.600	10/01/2036	259,991
265,000	NC Medical Care Commission (Halifax Regional Medical Center)	5.000	08/15/2018	243,694
55,000	NC Medical Care Commission (Halifax Regional Medical Center)	5.000	08/15/2024	46,107
5,000	NC Medical Care Commission (HPRHS/HPRHSvcs Obligated Group)	5.000	10/01/2029	4,657
100,000	NC Medical Care Commission (Hugh Chatham Memorial Hospital)	5.000	10/01/2033	90,026
245,000	NC Medical Care Commission (Maria Parham Medical Center)	5.500	10/01/2018	239,581
1,000,000	NC Medical Care Commission (Pennybyrn at Maryfield)	6.125	10/01/2035	843,980
10,000	NC Medical Care Commission (Rex Healthcare/Rex Hospital/Rex Outreach Obligated Group)	5.000	06/01/2017	10,013
5,000	NC Medical Care Commission (Scotland Health Memorial Hospital)	5.375	10/01/2011	5,012
25,000	NC Medical Care Commission (Southeastern Regional Medical Center/Health Horizons Obligated Group)	6.250	06/01/2029	25,203
195,000	NC Medical Care Commission (Southminster)	6.125	10/01/2018	195,088
25,000	NC Medical Care Commission (STHS)	6.250	10/01/2019	25,032
290,000	NC Medical Care Commission (STHS/STMH/STM/HCC)	6.375	10/01/2029	290,180
15,000	NC Medical Care Commission (STTLC)	5.375	10/01/2014	15,022
250,000	NC Medical Care Commission (Village at Brookwood)	6.375	01/01/2022	226,373
35,000	NC Medical Care Commission (Wakemed/Wakemed Faculty Practice Plan Obligated Group)	5.000	10/01/2027	35,378
135,000	NC Medical Care Commission (Well-Spring Retirement Community)	5.375	01/01/2020	131,582
45,000	NC Medical Care Commission (Well-Spring Retirement Community)	6.250	01/01/2027	43,417
30,000	NC Medical Care Commission Health Care Facilities (UHSEC/PCMH Obligated Group)	6.600	12/01/2036	32,247
1,100,000	NC Medical Care Commission Health System (Mission Health Comb Group)	4.750	10/01/2035	1,126,719
19 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

North Carolina Continued
$45,000	NC Medical Care Commission Hospital (Almance Health System)	5.500%		08/15/2013	$45,138
100,000	NC Medical Care Commission Hospital (Maria Parham Medical Center)	5.250		10/01/2023	92,360
1,075,000	NC Medical Care Commission Hospital (Maria Parham Medical Center)	6.500		10/01/2026	1,079,752
500,000	NC Medical Care Commission Retirement Facilities (Carolina Village)	6.000		04/01/2038	445,435
5,000	NC Medical Care Commission Retirement Facilities (Cypress Glen Retirement Community)	6.000		10/01/2033	4,940
25,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)	5.100		09/01/2013	25,046
5,000	NC Medical Care Commission Retirement Facilities (The United Methodist Retirement Homes)	5.500		10/01/2035	4,784
3,850,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)	5.250		01/01/2032	3,200,813
25,000	NC Winston-Salem State University (Winston-Salem State University Hsg. Foundation)	3.750		06/01/2017	24,134
115,000	Northampton County, NC IF&PCFA (Champion International Corp.)	6.450		11/01/2029	116,279
165,000	Northampton County, NC IF&PCFA (International Paper Company)	6.200		02/01/2025	167,294
500,000	Northern Hospital District of Surry County, NC Health Care Facilities	6.250		10/01/2038	519,070
25,000	Piedmont Triad, NC Airport Authority	6.000		07/01/2021	25,167
5,000,000	Raleigh Durham, NC Airport Authority	5.000		05/01/2036	5,365,850

					57,239,434

U.S. Possessions—60.6%
25,000	Guam GO	5.375		11/15/2013	25,029
300,000	Guam GO	6.750		11/15/2029	330,216
1,550,000	Guam GO	7.000		11/15/2039	1,733,458
250,000	Guam Government Waterworks Authority & Wastewater System	5.875		07/01/2035	254,373
15,000	Guam Power Authority, Series A	5.250		10/01/2013	15,030
60,000	Guam Power Authority, Series A	5.250		10/01/2023	60,000
75,000	Guam Power Authority, Series A	5.250		10/01/2023	75,000
1,000,000	Guam Power Authority, Series A	5.500		10/01/2030	1,052,820
200,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250		06/01/2032	192,230
67,775,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[3]	06/01/2057	1,005,103
490,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	453,564
3,345,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	2,858,236
20 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$500,000	Puerto Rico Aqueduct & Sewer Authority	0.000%[4]		07/01/2024	$536,645
850,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	921,035
4,300,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	4,641,936
1,065,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	1,066,811
2,250,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	2,093,940
3,700,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	3,447,216
20,870,000	Puerto Rico Children’s Trust Fund (TASC)	6.460	[3]	05/15/2050	733,789
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	615,015
100,000	Puerto Rico Commonwealth GO	5.000		07/01/2026	100,037
20,000	Puerto Rico Commonwealth GO	5.000		07/01/2028	20,007
70,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	70,264
395,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	408,829
25,000	Puerto Rico Commonwealth GO	5.625		07/01/2019	25,035
40,000	Puerto Rico Commonwealth GO	5.875		07/01/2036	41,527
750,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	845,325
85,000	Puerto Rico Convention Center Authority	5.000		07/01/2027	87,258
210,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2026	230,479
700,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2027	760,613
1,160,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2028	1,253,682
400,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2029	428,008
420,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2030	445,981
440,000	Puerto Rico Electric Power Authority, Series AAA	5.250		07/01/2031	466,145
10,000	Puerto Rico HFC	5.100		12/01/2018	10,201
45,000	Puerto Rico HFC (Homeowner Mtg.)	5.100		12/01/2031	45,049
25,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2022	25,035
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	260,218
3,200,000	Puerto Rico Highway & Transportation Authority, Series N	0.887	[5]	07/01/2045	1,704,800
335,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	297,038
1,300,000	Puerto Rico Infrastructure	5.000		07/01/2046	1,300,286
50,000	Puerto Rico Infrastructure	6.928	[3]	07/01/2043	6,124
1,000,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2032	261,290
450,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2033	109,674
30,000	Puerto Rico Infrastructure	7.000	[3]	07/01/2036	5,954
335,000	Puerto Rico Infrastructure	7.102	[3]	07/01/2035	71,308
3,000,000	Puerto Rico Infrastructure	7.332	[3]	07/01/2030	930,720
725,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	729,481
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	2,062,230
2,150,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	2,009,240
245,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		02/01/2019	245,620
21 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$580,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375%		02/01/2029	$580,151
50,000	Puerto Rico ITEMECF (Ashford Presbyterian Community)	6.700		11/01/2020	49,995
110,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	5.500		07/01/2026	110,032
1,030,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.250		09/01/2031	1,033,162
10,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	10,021
1,930,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	1,672,808
30,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	30,425
500,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	524,060
250,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	297,645
600,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	684,372
500,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	560,075
750,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	827,505
5,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	5,030
165,000	Puerto Rico Public Finance Corp., Series A	5.750		08/01/2027	171,305
750,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	795,420
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.100	[3]	08/01/2044	674,250
1,500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,724,895
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.530	[3]	08/01/2056	596,600
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	8,850,320
200,000	University of Puerto Rico	5.000		06/01/2025	203,640
250,000	University of Puerto Rico	5.000		06/01/2026	254,300
275,000	University of Puerto Rico, Series Q	5.000		06/01/2030	277,277
370,000	University of V.I., Series A	6.000		12/01/2024	371,994
40,000	University of V.I., Series A	6.250		12/01/2029	40,210
2,000,000	V.I. Public Finance Authority (Hovensa Refinery)	4.700		07/01/2022	1,866,300
1,300,000	V.I. Public Finance Authority (Hovensa Refinery)	5.875		07/01/2022	1,319,721
1,240,000	V.I. Public Finance Authority (Hovensa Refinery)	6.125		07/01/2022	1,260,460
1,000,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.250		10/01/2029	1,035,420
400,000	V.I. Public Finance Authority, Series A	5.000		10/01/2039	402,294

					63,598,591

Total Investments, at Value (Cost $119,783,176)—115.2%					120,838,025

Liabilities in Excess of Other Assets—(15.2)					(15,911,883)

Net Assets—100.0%					$104,926,142

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

2.	When-issued security or delayed delivery to be delivered and settled after September 30, 2010. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.
22 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2010 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
North Carolina	$—	$57,239,434	$—	$57,239,434
U.S. Possessions	—	63,598,591	—	63,598,591

Total Assets	$—	$120,838,025	$—	$120,838,025

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
GO	General Obligation
HCC	Home Care of the Carolinas
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HPRHS	High Point Regional Health System
HPRHSvcs	High Point Regional Health Services
IFEPCFA	Industrial, Facilities Pollution Control Financing Authority
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PCMH	Pitt County Memorial Hospital
ROLs	Residual Option Longs
STHS	Stanly Health Services
STM	Stanly Manor
STMH	Stanly Memorial Hospital
STTLC	Stanly Total Living Center
TASC	Tobacco Settlement Asset-Backed Bonds
UHSEC	University Health Systems of Eastern Carolina
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF ASSETS AND LIABILITIES Unaudited
September 30, 2010

Assets
Investments, at value (cost $119,783,176)—see accompanying statement of investments	$120,838,025
Cash	3,074,396
Receivables and other assets:
Interest	1,713,820
Shares of beneficial interest sold	573,490
Investments sold	85,000
Other	7,789

Total assets	126,292,520

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	18,000,000
Investments purchased on a when-issued or delayed delivery basis	3,015,729
Shares of beneficial interest redeemed	119,267
Dividends	112,225
Distribution and service plan fees	59,768
Shareholder communications	21,249
Transfer and shareholder servicing agent fees	4,480
Trustees’ compensation	3,515
Other	30,145

Total liabilities	21,366,378

Net Assets	$104,926,142

Composition of Net Assets
Par value of shares of beneficial interest	$8,862
Additional paid-in capital	110,365,893
Accumulated net investment income	125,219
Accumulated net realized loss on investments	(6,628,681)
Net unrealized appreciation on investments	1,054,849

Net Assets	$104,926,142

24 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $64,031,647 and 5,407,863 shares of beneficial interest outstanding)	$11.84
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.43
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,590,678 and 303,340 shares of beneficial interest outstanding)	$11.84
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,303,817 and 3,151,105 shares of beneficial interest outstanding)	$11.84
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2010

Investment Income
Interest	$3,037,606
Other income	36

Total investment income	3,037,642

Expenses
Management fees	255,686
Distribution and service plan fees:
Class A	71,045
Class B	15,449
Class C	161,287
Transfer and shareholder servicing agent fees:
Class A	14,398
Class B	1,461
Class C	10,160
Shareholder communications:
Class A	8,497
Class B	802
Class C	5,546
Interest expense and fees on short-term floating rate notes issued (See Note 1)	69,924
Borrowing fees	32,687
Interest expense on borrowings	886
Custodian fees and expenses	825
Trustees’ compensation	723
Other	29,355

Total expenses	678,731
Less waivers and reimbursements of expenses	(69,559)

Net expenses	609,172

Net Investment Income	2,428,470

Realized and Unrealized Gain
Net realized gain on investments	1,283,875
Net change in unrealized appreciation/depreciation on investments	3,839,942

Net Increase in Net Assets Resulting from Operations	$7,552,287

See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2010	March 31,
	(Unaudited)	2010
Operations
Net investment income	$2,428,470	$4,137,209
Net realized gain (loss)	1,283,875	(2,413,721)
Net change in unrealized appreciation/depreciation	3,839,942	18,691,861

Net increase in net assets resulting from operations	7,552,287	20,415,349

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,647,094)	(3,082,766)
Class B	(77,054)	(103,078)
Class C	(805,046)	(1,038,309)

	(2,529,194)	(4,224,153)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	8,817,664	(418,736)
Class B	702,747	1,390,058
Class C	7,477,561	14,068,431

	16,997,972	15,039,753

Net Assets
Total increase	22,021,065	31,230,949
Beginning of period	82,905,077	51,674,128

End of period (including accumulated net investment income of $125,219 and $225,943, respectively)	$104,926,142	$82,905,077

See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$7,552,287
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(28,754,056)
Proceeds from disposition of investment securities	4,363,955
Short-term investment securities, net	2,868,379
Premium amortization	60,463
Discount accretion	(277,384)
Net realized gain on investments	(1,283,875)
Net change in unrealized appreciation/depreciation on investments	(3,839,942)
Change in assets:
Decrease in other assets	11,878
Increase in receivable for securities sold	(85,000)
Increase in interest receivable	(263,044)
Change in liabilities:
Increase in payable for securities purchased	2,607,867
Decrease in other liabilities	(1,796)

Net cash used in operating activities	(17,040,268)

Cash Flows from Financing Activities
Proceeds from bank borrowings	13,400,000
Payments on bank borrowings	(13,800,000)
Proceeds from short-term floating rate notes issued	6,000,000
Proceeds from shares sold	20,709,863
Payments on shares redeemed	(5,673,341)
Cash distributions paid	(796,927)
Net cash provided by financing activities	19,839,595

Net increase in cash	2,799,327
Cash, beginning balance	275,069

Cash, ending balance	$3,074,396

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,707,305.
Cash paid for interest on bank borrowings—$997.
Cash paid for interest on short-term floating rate notes issued—$69,924.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGTS

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class A	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$11.22	$8.67	$12.34	$14.64	$14.40
Income (loss) from investment operations:
Net investment income[2]	.32	.64	.70	.70	.31
Net realized and unrealized gain (loss)	.63	2.57	(3.71)	(2.36)	.19

Total from investment operations	.95	3.21	(3.01)	(1.66)	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.66)	(.66)	(.64)	(.26)

Net asset value, end of period	$11.84	$11.22	$8.67	$12.34	$14.64

Total Return, at Net Asset Value[3]	8.58%	37.78%	(25.00)%	(11.70)%	3.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,031	$52,109	$40,512	$43,726	$10,883
Average net assets (in thousands)	$57,396	$48,913	$42,919	$33,933	$7,927
Ratios to average net assets:[4]
Net investment income	5.51%	6.18%	6.70%	5.12%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.94%	0.96%	0.95%	0.91%	1.93%
Interest and fees from borrowings	0.07%	0.19%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.15%	0.09%	0.21%	0.48%	0.15%

Total expenses	1.16%	1.24%	1.76%	2.12%	2.24%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.02%	1.01%	1.01%	1.28%	0.95%
Portfolio turnover rate	5%	23%	28%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class B	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$11.22	$8.67	$12.33	$14.64	$14.40
Income (loss) from investment operations:
Net investment income[2]	.27	.56	.62	.59	.25
Net realized and unrealized gain (loss)	.64	2.57	(3.70)	(2.37)	.20

Total from investment operations	.91	3.13	(3.08)	(1.78)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.58)	(.58)	(.53)	(.21)

Net asset value, end of period	$11.84	$11.22	$8.67	$12.33	$14.64

Total Return, at Net Asset Value[3]	8.18%	36.75%	(25.51)%	(12.43)%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,591	$2,720	$954	$733	$62
Average net assets (in thousands)	$3,107	$1,903	$801	$354	$47
Ratios to average net assets:[4]
Net investment income	4.74%	5.30%	6.03%	4.40%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.75%	1.82%	1.88%	1.96%	9.97%
Interest and fees from borrowings	0.07%	0.19%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.15%	0.09%	0.21%	0.48%	0.15%

Total expenses	1.97%	2.10%	2.69%	3.17%	10.28%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.77%	1.77%	1.76%	2.03%	1.70%
Portfolio turnover rate	5%	23%	28%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class C	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$11.22	$8.67	$12.33	$14.63	$14.40
Income (loss) from investment operations:
Net investment income[2]	.27	.56	.62	.60	.25
Net realized and unrealized gain (loss)	.64	2.57	(3.70)	(2.37)	.19

Total from investment operations	.91	3.13	(3.08)	(1.77)	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.58)	(.58)	(.53)	(.21)

Net asset value, end of period	$11.84	$11.22	$8.67	$12.33	$14.63

Total Return, at Net Asset Value[3]	8.18%	36.75%	(25.51)%	(12.37)%	3.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,304	$28,076	$10,208	$9,311	$5,224
Average net assets (in thousands)	$32,339	$19,091	$9,938	$7,422	$2,670
Ratios to average net assets:[4]
Net investment income	4.75%	5.31%	5.99%	4.39%	3.56%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.71%	1.75%	1.96%	1.96%	2.79%
Interest and fees from borrowings	0.07%	0.19%	0.60%	0.73%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.15%	0.09%	0.21%	0.48%	0.15%

Total expenses	1.93%	2.03%	2.77%	3.17%	3.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.77%	1.77%	1.76%	2.03%	1.70%
Portfolio turnover rate	5%	23%	28%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester North Carolina Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and North Carolina state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
32 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly
33 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$3,015,729
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $18,000,000 as of September 30, 2010, which represents 14.25% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal
34 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2010, municipal bond holdings with a value of $25,341,360 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $18,000,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$2,000,000	NC HFA (Home Ownership) ROLs[3]	18.762%	1/1/39	$2,107,520
2,000,000	NC Medical Care Commission ROLs[3]	17.778	6/1/42	2,383,520
2,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.639	8/1/57	2,850,320

				$7,341,360

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 23 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the
35 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $18,000,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2010, the Fund had available for federal income tax purposes post-October losses of $15,799 and unused capital loss carryforwards as follows:

Expiring

2016	$186,537
2017	3,084,905
2018	3,860,428

Total	$7,131,870

As of September 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $5,863,794 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2010, it is estimated that the Fund will utilize $1,283,875 of capital loss carryforward to offset realized capital gains.
36 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$102,498,410	[1]

Gross unrealized appreciation	$5,199,031
Gross unrealized depreciation	(4,899,069)

Net unrealized appreciation	$299,962

1.	The Federal tax cost of securities does not include cost of $18,039,653, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2010	1,769
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within
37 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
38 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	1,043,599	$12,040,542	2,401,880	$25,092,568
Dividends and/or distributions reinvested	101,909	1,177,830	171,483	1,817,194
Redeemed	(380,761)	(4,400,708)	(2,600,346)	(27,328,498)

Net increase (decrease)	764,747	$8,817,664	(26,983)	$(418,736)

Class B
Sold	67,757	$780,676	157,789	$1,646,624
Dividends and/or distributions reinvested	5,582	64,505	8,182	87,103
Redeemed	(12,445)	(142,434)	(33,562)	(343,669)

Net increase	60,894	$702,747	132,409	$1,390,058

Class C
Sold	714,409	$8,230,897	1,490,956	$15,816,454
Dividends and/or distributions reinvested	40,215	464,970	53,885	573,843
Redeemed	(105,654)	(1,218,306)	(219,650)	(2,321,866)

Net increase	648,970	$7,477,561	1,325,191	$14,068,431

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$28,754,056	$4,363,955
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2010, the Fund paid $25,023 to OFS for services to the Fund.
39 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class B	$96,552
Class C	362,106
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
40 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2010	$36,401	$36	$105	$2,299
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. During the six months ended September 30, 2010, the Manager reimbursed $40,988, $3,137 and $25,434 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to
41 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3410% as of September 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2010 equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
Details of the borrowings for the six months ended September 30, 2010 are as follows:

Average Daily Loan Balance	$613,661
Average Daily Interest Rate	0.311%
Fees Paid	$19,352
Interest Paid	$997
     As of September 30, 2010, the Fund had no borrowings outstanding.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust
42 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
43 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
44 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load North Carolina municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load North Carolina municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowings) will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, of average annual net assets for each share class, which may be
45 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s actual management fees were lower than its peer group median and average. The Fund’s contractual management fees were equal to its peer group median and higher than its peer group average. The Fund’s total expenses were competitive with its peer group median and lower than its peer group average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
46 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
47 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER
ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
48 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
49 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
50 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority,

upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 11/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 11/09/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 11/09/2010